PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2022	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	1,649	185	441	2,383	4,781	2,907	12,346
Writedowns Effect of movements in				(1,692)	(100)	-	(1,792)
Effect of movements in exchange rates	-	(17)	(2)	(1)	-	8	(12)
Balance at December 31, 2022	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	698	46	12	1,998	2,429	62	5,245
Effect of movements in exchange rates	-	-	-	-	-	4	4
Balance at March 31, 2023	15,385	809	786	16,928	25,723	14,759	74,390

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2022	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	250	147	331	1,616	146	1,133	3,623
Effect of movements in exchange rates	-	-	-	(1,382)	(80)	-	(1,462)
Balance at December 31, 2022	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	85	29	14	24	475	70	697
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at March 31, 2023	9,191	470	612	5,202	7,208	3,099	25,782

NET BOOK VALUE
At March 31, 2023	6,194	339	174	11,726	18,515	11,660	48,608
At December 31, 2022	5,581	322	176	9,752	16,561	11,664	44,056
At January 1, 2022	4,182	301	68	9,296	11,946	9,882	35,675